Report of Directors Corporate Governance - Long term incentive awards - Narrative (Details) - Long-term incentive awards £ / shares in Units, $ in Billions	12 Months Ended	36 Months Ended	48 Months Ended
	Dec. 31, 2024 GBP (£) shares installment	Dec. 31, 2024 installment	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Feb. 28, 2022 £ / shares	Feb. 28, 2021 £ / shares
Disclosure of transactions between related parties [line items]
Share price on date of grant (in gbp per share) | £ / shares						£ 4.26
Return on tangible equity
Disclosure of transactions between related parties [line items]
Measures (weighting)	40.00%
2020 LTI Award
Disclosure of transactions between related parties [line items]
Share price on date of grant (in gbp per share) | £ / shares					£ 5.38
2020 LTI Award | Minimum
Disclosure of transactions between related parties [line items]
Sustainable finance and investment target | $			$ 750
2020 LTI Award | Maximum
Disclosure of transactions between related parties [line items]
Sustainable finance and investment target | $			$ 1,000
2020 LTI Award | Sir Noel Quinn
Disclosure of transactions between related parties [line items]
Shares vested (in shares)	737,504
2020 LTI Award | Georges Elhedery
Disclosure of transactions between related parties [line items]
Shares vested (in shares)	167,991
2020 LTI Award | Ewen Stevenson
Disclosure of transactions between related parties [line items]
Shares vested (in shares)	191,224
Number of installments | installment		5
2025 LTI Award
Disclosure of transactions between related parties [line items]
Number of installments | installment	5
Award as a percentage of base salary	600.00%
Performance period	3 years
Percentage decrease in overall weighting of environment in performance measure	20.00%	20.00%	20.00%	25.00%
2025 LTI Award | Sir Noel Quinn
Disclosure of transactions between related parties [line items]
Expense from share-based payment transactions with employees | £	£ 9,000,000
2025 LTI Award | Georges Elhedery
Disclosure of transactions between related parties [line items]
Expense from share-based payment transactions with employees | £	£ 5,250,000